Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 27,086	$ 52,791
Restricted cash	10,000	0
Accounts receivable, net	2,357	2,264
Prepaid expenses and other current assets	3,022	1,168
Due from related parties, current	20,086	4,864
Total current assets	62,551	61,087
Vessels, net	356,220	378,444
Intangible assets	22,318	25,164
Deferred dry dock and special survey costs, net	12,893	11,086
Due from related parties, non-current	2,565	0
Total non-current assets	393,996	414,694
Total assets	456,547	475,781
Current liabilities
Accounts payable	1,999	2,386
Accrued expenses	572	602
Deferred revenue	1,731	2,494
Current portion of long-term debt, net of deferred finance costs and discount	675	661
Total current liabilities	4,977	6,143
Long-term debt, net of deferred finance costs and discount	195,839	196,515
Total non-current liabilities	195,839	196,515
Total liabilities	200,816	202,658
Commitments and contingencies
Total Partners' capital
Common Unitholders (19,354,498 units and 9,675,795 units issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	225,742	125,635
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	24,992	26,593
Subordinated Unitholders (zero units and 9,342,692 units issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	0	115,552
General Partner (427,499 units issued and outstanding at December 31, 2017 and 420,641 issued and outstanding at December 31, 2016, respectively)	4,997	5,343
Partners' capital	255,731	273,123
Total liabilities and Partners' capital	$ 456,547	$ 475,781